FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2020

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 16.2%
Alphabet, Inc. (Class C)(a)	3,790	$5,569,784
Facebook, Inc. (Class A)(a)	20,075	5,257,642
Tencent Holdings Ltd. (ADR) (China)	21,100	1,427,415
		$12,254,841
E-COMMERCE DISCRETIONARY — 10.6%
Alibaba Group Holding Ltd. (ADR) (China)(a)	6,425	$1,888,822
Amazon.com, Inc.(a)	1,933	6,086,495
		$7,975,317
INFRASTRUCTURE SOFTWARE — 10.1%
Akamai Technologies, Inc.(a)	850	$93,959
Microsoft Corporation	28,420	5,977,579
ServiceNow, Inc.(a)	3,240	1,571,400
		$7,642,938
CONSUMER FINANCE — 8.2%
Mastercard, Inc. (Class A)	6,050	$2,045,929
PayPal Holdings, Inc.(a)	10,700	2,108,221
Visa, Inc. (A Shares)	10,320	2,063,690
		$6,217,840
APPLICATION SOFTWARE — 6.2%
Activision Blizzard, Inc.	6,900	$558,555
Adobe, Inc.(a)	3,750	1,839,112
Omnicell, Inc.(a)	2,650	197,849
Salesforce.com, Inc.(a)	8,340	2,096,009
		$4,691,525
COMMUNICATIONS EQUIPMENT — 6.0%
Apple, Inc.	39,375	$4,560,019

INFORMATION TECHNOLOGY SERVICES — 5.6%
Accenture plc (Class A) (Ireland)	7,750	$1,751,422
Autodesk, Inc.(a)	6,890	1,591,659
IHS Markit Ltd. (Britain)	2,450	192,350
MSCI, Inc.	495	176,606
QUALCOMM, Inc.	2,875	338,330
S&P Global, Inc.	550	198,330
		$4,248,697
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 4.9%
Adidas AG (Germany)(a)	5,095	$1,649,320
LVMH Moet Hennessy Louis Vuitton SE (France)	425	199,017
NIKE, Inc. (Class B)	14,540	1,825,352
		$3,673,689
HOME PRODUCTS STORES — 3.5%
Estee Lauder Cos., Inc. (The) (Class A)	925	$201,881
Home Depot, Inc. (The)	6,500	1,805,115
Lowe's Cos., Inc.	4,000	663,440
		$2,670,436
MANAGED CARE — 3.2%
Anthem, Inc.	2,580	$692,962

FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
UnitedHealth Group, Inc.	5,400	1,683,558
		$2,376,520
ENTERTAINMENT CONTENT — 3.0%
Netflix, Inc.(a)	2,615	$1,307,578
Vivendi SA (ADR) (France)	6,750	188,123
Walt Disney Co. (The)	6,100	756,888
		$2,252,589
CABLE & SATELLITE — 2.5%
Charter Communications, Inc. (Class A)(a)	300	$187,302
Comcast Corp. (Class A)	36,850	1,704,681
		$1,891,983
LIFE SCIENCE EQUIPMENT — 2.0%
Danaher Corp.	2,200	$473,726
Thermo Fisher Scientific, Inc.	2,350	1,037,572
		$1,511,298
MEDICAL DEVICES — 1.7%
Abbott Laboratories	4,850	$527,825
Edwards Lifesciences Corp.(a)	1,875	149,663
Medtronic plc (Ireland)	3,525	366,318
Stryker Corp.	970	202,119
		$1,245,925
MASS MERCHANTS — 1.6%
Dollar General Corp	925	$193,898
Walmart, Inc.	7,200	1,007,352
		$1,201,250
MANAGED HEALTH CARE — 1.0%
Humana, Inc.	1,870	$773,974

INSURANCE BROKERS — 1.0%
Aon plc (Class A) (Britain)	3,720	$767,436

HOUSEHOLD PRODUCTS — 1.0%
Constellation Brands, Inc. (Class A)	1,050	$198,986
L'Oreal SA (France)	550	179,010
Nestle SA (ADR) (Switzerland)	3,225	384,597
		$762,593
HEALTH CARE SERVICES — 1.0%
IQVIA Holdings, Inc.(a)	3,490	$550,129
Moody's Corp.	650	188,402
		$738,531
RESTAURANTS — 0.9%
McDonald's Corporation	1,875	$411,544
Starbucks Corp.	3,000	257,760
		$669,304
INTERNET BASED SERVICES — 0.8%
GoDaddy, Inc. (Class A)(a)	7,500	$569,775

FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020

(Unaudited)

	Shares or
	Principal
COMMON STOCKS - Continued	Amount	Fair Value
AUTOMOTIVE RETAILERS — 0.7%
O'Reilly Automotive, Inc.(a)	1,190	$548,685

PRIVATE EQUITY — 0.7%
Blackstone Group, Inc. (The) (Class A)	6,000	$313,200
KKR & Co., Inc. (Class A)	6,365	218,574
		$531,774
SPECIALTY PHARMACEUTICALS — 0.6%
Zoetis, Inc.	2,480	$410,118

DEFENSE PRIMES — 0.5%
Lockheed Martin Corp.	720	$275,962
Northrop Grumman Corp.	425	134,083
		$410,045
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.4%
Honeywell International, Inc.	1,855	$305,352

ENTERTAINMENT FACILITIES — 0.3%
Electronic Arts, Inc.(a)	1,750	$228,217

HEALTH CARE FACILITIES — 0.2%
HCA Holdings, Inc.	1,060	$132,161

INDUSTRIALS — 0.1%
General Dynamics Corp.	735	$101,746

OTHER COMMON STOCKS — 4.9%(b)		$3,704,372

TOTAL COMMON STOCKS — 99.4% (Cost $44,857,897)		$75,068,950

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $44,857,897)		$75,068,950

SHORT-TERM INVESTMENTS — 0.8%
State Street Bank Repurchase Agreement — 0.00% 10/1/2020
(Dated 09/30/2020, repurchase price of $599,000, collateralized by $610,900 principal amount U.S. Treasury Notes — 0.125% 2022, fair value $611,035)	$599,000	$599,000
TOTAL SHORT-TERM INVESTMENTS (Cost $599,000)		$599,000

TOTAL INVESTMENTS — 100.2% (Cost $45,456,897)		$75,667,950
Other Assets and Liabilities, net — (0.2)%		(177,567)
NET ASSETS — 100.0% — NOTE 2		$75,490,383

(a)	Non-income producing security.

(b)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$12,254,841	—	—	$12,254,841
E-Commerce Discretionary	7,975,317	—	—	7,975,317
Infrastructure Software	7,642,938	—	—	7,642,938
Consumer Finance	6,217,840	—	—	6,217,840
Application Software	4,691,525	—	—	4,691,525
Communications Equipment	4,560,019	—	—	4,560,019
Information Technology Services	4,248,697	—	—	4,248,697
Apparel, Footwear & Accessory Design	3,673,689	—	—	3,673,689
Home Products Stores	2,670,436	—	—	2,670,436
Managed Care	2,376,520	—	—	2,376,520
Entertainment Content	2,252,589	—	—	2,252,589
Cable & Satellite	1,891,983	—	—	1,891,983
Life Science Equipment	1,511,298	—	—	1,511,298
Medical Devices	1,245,925	—	—	1,245,925
Mass Merchants	1,201,250	—	—	1,201,250
Managed Health Care	773,974	—	—	773,974
Insurance Brokers	767,436	—	—	767,436
Household Products	762,593	—	—	762,593
Health Care Services	738,531	—	—	738,531
Restaurants	669,304	—	—	669,304
Internet Based Services	569,775	—	—	569,775
Automotive Retailers	548,685	—	—	548,685
Private Equity	531,774	—	—	531,774
Specialty Pharmaceuticals	410,118	—	—	410,118
Defense Primes	410,045	—	—	410,045
Commercial & Residential Building Equipment & Systems	305,352	—	—	305,352
Entertainment Facilities	228,217	—	—	228,217
Health Care Facilities	132,161	—	—	132,161
Industrials	101,746	—	—	101,746
Other Common Stocks	3,704,372	—	—	3,704,372
Short-Term Investment	—	$599,000	—	599,000
	$75,068,950	$599,000	—	$75,667,950

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2020.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2020 (excluding short-term investments), was $45,347,275 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$29,750,838
Gross unrealized depreciation:	(29,163)
Net unrealized appreciation:	$29,721,675